Annual Fund Operating Expenses	Apr. 30, 2026
Morningstar Conservative ETF Asset Allocation Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 29, 2027
Morningstar Conservative ETF Asset Allocation Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.05%
Expenses (as a percentage of Assets)	0.68%	[1]
Fee Waiver or Reimbursement	(0.10%)	[2]
Net Expenses (as a percentage of Assets)	0.58%
Morningstar Conservative ETF Asset Allocation Portfolio | Class II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.05%
Expenses (as a percentage of Assets)	0.93%	[1]
Fee Waiver or Reimbursement	(0.10%)	[2]
Net Expenses (as a percentage of Assets)	0.83%
Morningstar Income and Growth ETF Asset Allocation Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 29, 2027
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.06%
Expenses (as a percentage of Assets)	0.63%	[3]
Fee Waiver or Reimbursement	(0.04%)	[4]
Net Expenses (as a percentage of Assets)	0.59%
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.06%
Expenses (as a percentage of Assets)	0.88%	[3]
Fee Waiver or Reimbursement	(0.04%)	[4]
Net Expenses (as a percentage of Assets)	0.84%
Morningstar Balanced ETF Asset Allocation Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.07%
Expenses (as a percentage of Assets)	0.59%	[5]
Morningstar Balanced ETF Asset Allocation Portfolio | Class II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.07%
Expenses (as a percentage of Assets)	0.84%	[5]
Morningstar Growth ETF Asset Allocation Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.07%
Expenses (as a percentage of Assets)	0.57%	[6]
Morningstar Growth ETF Asset Allocation Portfolio | Class II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.07%
Expenses (as a percentage of Assets)	0.82%	[6]
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.08%
Expenses (as a percentage of Assets)	0.60%	[7]
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.08%
Expenses (as a percentage of Assets)	0.85%	[7]
ALPS/Alerian Energy Infrastructure Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	0.95%
ALPS/Alerian Energy Infrastructure Portfolio | Class III
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.35%
Expenses (as a percentage of Assets)	1.30%
ALPS Global Opportunity Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 29, 2027
ALPS Global Opportunity Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.40%
Other Expenses (as a percentage of Assets):	0.55%
Acquired Fund Fees and Expenses	0.31%
Expenses (as a percentage of Assets)	1.76%	[8],[9]
Fee Waiver or Reimbursement	(0.35%)	[10]
Net Expenses (as a percentage of Assets)	1.41%
ALPS Global Opportunity Portfolio | Class III
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.40%
Other Expenses (as a percentage of Assets):	0.65%
Acquired Fund Fees and Expenses	0.31%
Expenses (as a percentage of Assets)	2.11%	[8],[9]
Fee Waiver or Reimbursement	(0.35%)	[10]
Net Expenses (as a percentage of Assets)	1.76%

[1]	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs (as defined below).
[2]	ALPS Advisors, Inc. (the “Adviser”) and Morningstar Investment Management LLC (the “Sub-Adviser”) have contractually agreed to reimburse, equally 50% each, Portfolio expenses and/or waive a portion of the investment advisory, sub-advisory, and other fees that the Adviser and/or Sub-Adviser is entitled to receive to the extent necessary such that Total Annual Fund Operating Expenses (excluding distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.53% of the Class I or Class II shares average daily net assets through April 29, 2027. The Adviser and Sub-Adviser will be permitted to recover, on a class-by-class basis, expenses each has borne through the agreement described above to the extent that the Portfolio’s expenses in later periods fall below the annual rates set forth in the above-described agreement or in previous letter agreements. The Portfolio’s fee waiver/expense reimbursement arrangements with the Sub-Adviser and the Adviser permit the Sub-Adviser or the Adviser to recapture only if any such recapture payments do not cause the Portfolio’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. The Portfolio will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fee and expenses was deferred. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.
[3]	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs.
[4]	ALPS Advisors, Inc. (the “Adviser”) and Morningstar Investment Management LLC (the “Sub-Adviser”) have contractually agreed to reimburse, equally 50% each, Portfolio expenses and/or waive a portion of the investment advisory, sub-advisory, and other fees that the Adviser and/or Sub-Adviser is entitled to receive to the extent necessary such that Total Annual Fund Operating Expenses (excluding distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.53% of the Class I or Class II shares average daily net assets through April 29, 2027. The Adviser and Sub-Adviser will be permitted to recover, on a class-by-class basis, expenses each has borne through the agreement described above to the extent that the Portfolio’s expenses in later periods fall below the annual rates set forth in the above-described agreement or in previous letter agreements. The Portfolio’s fee waiver/expense reimbursement arrangements with the Sub-Adviser and the Adviser permit the Sub-Adviser or the Adviser to recapture only if any such recapture payments do not cause the Portfolio’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. The Portfolio will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fee and expenses was deferred. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.
[5]	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs.
[6]	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs.
[7]	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs.
[8]	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the acquired funds.
[9]	Total Annual Fund Operating Expenses have been restated to reflect current fees.
[10]	ALPS Advisors, Inc. (the “Adviser”) has contractually agreed to reimburse Portfolio expenses and/or waive a portion of the investment advisory and other fees that the Adviser is entitled to receive to the extent necessary such that Total Annual Fund Operating Expenses (excluding distribution and/or service (Rule 12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed 0.95% of the Portfolio’s Class I or Class III shares average daily net assets through April 29, 2027. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the letter agreement described above to the extent that the Portfolio’s expenses in later periods fall below the annual rates set forth in the above-described agreement or in previous letter agreements. The Portfolio’s fee waiver/expense reimbursement arrangements with the Adviser permit the Adviser to recapture only if any such recapture payments do not cause the Portfolio’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. The Portfolio will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fee and expenses were deferred. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.